INCOME TAXES - Schedule of Reconciliation of the Federal Income Tax Rate to the Company's Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	1.90%	5.40%
Stock-based compensation	(0.40%)	(0.70%)
General business credits	2.00%	0.50%
Other adjustments	0.80%	(0.20%)
Change in valuation allowance	(25.30%)	(26.00%)
Income tax provision	0.00%	0.00%